CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Jan. 28, 2012	Jan. 29, 2011
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	55,000,000	55,000,000
Common stock, shares issued and outstanding	49,190,630	48,958,133